Financial risk management (Details 5) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	$ (10,493)	$ (13,845)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	(15,895)	(20,974)
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	$ 5,402	$ 7,129